The Grafiti Holding Note	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Grafiti Holding Inc [Member]
The Grafiti Holding Note [Line Items]
The Grafiti Holding Note

Note 5 - The Grafiti Holding Note

On June 26, 2024, the Company purchased from Damon Motors the Grafiti Holding Note with an original principal amount of $350,000 (the “Grafiti Holding Note”). In accordance with the terms of the Grafiti Holding Note, the Company must loan to Damon Motors, at Damon Motors’s request, additional funds up to an aggregate principal amount, including the original principal amount, of $1,000,000. On September 25, 2024, the Grafiti Holding Note was amended to increase the maximum principal amount available for borrowing to $1,150,000. The Grafiti Holding Note accrues interest at a rate of 10% per year. The debt and accrued and unpaid interest is due and payable the earlier of (a) December 31, 2024, (b) when declared due and payable by the Company upon the occurrence of an event of default, or (c) within three business days following termination of the Damon Business Combination Agreement. Concurrent with the original principal amount provided to Damon Motors, the Company also loaned an additional $200,000 to Damon Motors on June 26, 2024. During the three months ended September 30, 2024, the Company loaned Damon Motors an additional $596,000. The principal balance of the Grafiti Holding Note was $1,146,000 and $550,000 as of September 30, 2024 and June 30, 2024, respectively. During the three months ended September 30, 2024 and September 30, 2023, the Company recognized $24,066 and $0 of interest income from the Grafiti Holding Note, respectively, which is included in the Other Income/Expense section of the condensed consolidated statements of operations. The total interest accrued as of September 30, 2024 and June 30, 2024 was $24,614 and $548, respectively, and is included in the Other Current Assets line of the condensed consolidated balance sheets.

Our note receivables balance was as follows:

	September 30, 2024 (Unaudited)	June 30, 2024 (Audited)
Note receivable, amortized cost	$1,146,000	$550,000
Less: allowance for credit losses	(238,103)	(108,568)
Note receivable, net	$907,897	$441,432

Current note receivable, net	$907,897	$441,432
Note receivable, net	$907,897	$441,432

A roll forward of the Company’s allowance for credit losses was as follows:

Balance at June 30, 2024	$108,568
Provision	129,535
Balance at September 30, 2024 (Unaudited)	$238,103

There were neither charges against the allowance nor recoveries of previously written off amounts for the three months ended September 30, 2023.

The Company’s Grafiti Holding Note represents a variable interest in Damon Motors. As such, the Company applied ASC 810 to assess whether the Company is the primary beneficiary and Damon Motors should be consolidated. The Company determined they are not the primary beneficiary, as the Company does not have the power to direct the activities that most significantly affect Damon Motors’s economic performance. The Company’s support to Damon Motors, and the Company’s maximum exposure, consists only of the Grafiti Holding Note outlined above. The primary reason for the financial support is to assist Damon Motors’ operations until the close of the merger. As such, the Company concluded the Damon Motors legal entity should not be consolidated.

Note 4 - The Grafiti Holding Note

On June 26, 2024, Grafiti Holding purchased from Damon the Grafiti Holding Note with an original principal amount of $350,000 (the “Grafiti Holding Note”). In accordance with the terms of the Grafiti Holding Note, Grafiti Holding must loan to Damon, at Damon’s request, additional funds up to an aggregate principal amount, including the original principal amount, of $1,000,000. On September 25, 2024, the Grafiti Holding Note was amended to increase the maximum principal amount available for borrowing to $1,150,000. The Grafiti Holding Note accrues interest at a rate of 10% per year. The debt and accrued and unpaid interest is due and payable the earlier of (a) December 31, 2024, (b) when declared due and payable by Grafiti Holding upon the occurrence of an event of default, or (c) within three business days following termination of the Damon Business Combination Agreement. Concurrent with the original principal amount provided to Damon, Grafiti Holding also loaned an additional $200,000 to Damon on June 26, 2024. The principal balance of the Grafiti Holding Note was $550,000 with interest accrued of $548 as of June 30, 2024. Subsequent to June 30, 2024 and through the date of this filing, the Company has loaned Damon $596,000 of additional funds.

Our note receivables balance was as follows:

	June 30, 2024	June 30, 2023	June 30, 2022
Note receivable, amortized cost (inclusive of accrued interest)	$550,548	$—	$—
Less: allowance for credit losses	(108,568)	—	—
Note receivable, net	$441,980	$—	$—

Current note receivable, net	$441,980	$—	$—
Note receivable, net	$441,980	$—	$—

A roll forward of the Company’s allowance for credit losses was as follows:

Balance at June 30, 2023	$—
Provision	108,568
Balance at June 30, 2024	$108,568

There were neither charges against the allowance nor recoveries of previously written off amounts for the years ended June 30, 2024, 2023 and 2022.

The Company’s Grafiti Holding Note represents a variable interest in Damon Motors. As such, the Company applied ASC 810 to assess whether the Company is the primary beneficiary and Damon Motors should be consolidated. The Company determined they are not the primary beneficiary, as the Company does not have the power to direct the activities that most significantly affect Damon Motors’s economic performance. The Company’s support to Damon Motors, and the Company’s maximum exposure, consists only of the Grafiti Holding Note outlined above. The primary reason for the financial support is to assist Damon Motors’ operations until the close of the merger. As such, the Company concluded the Damon Motors legal entity should not be consolidated.